Subsequent Events and Going Concern Considerations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	8 Months Ended
	Jun. 30, 2013	Aug. 27, 2013	Dec. 30, 2012
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	$ 1,167,450		$ 1,167,450
Liability Derivatives	31,053		45,724
Percentage of New Media common stock offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Percentage of net proceeds offered to each Holder of the Outstanding Debt, pro rata share of	100.00%
Length of warrents to be issued (in years)	10
Percentage of New Media issued and outstanding shares allowed to purchase under warrants	5.00%
Equity value of New Media for strike price calculation	1,200,000
Percentage of sum of debt and swap liability offered	40.00%
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	1,167,450		1,167,450
Common stock ownership percent for registration rights	10.00%
Maximum amount of new debt to be raised	150,000
New Media stock value	$ 50
Requisite threshold percent	67.00%
Percent of New Media gross equity used to calculate the annual management fee	1.50%
Annual management fee		1,100
Maximum adjusted annual management fee		1,210
Annual incentive pay, percent of EBITDA of Variable Interest Entity		12.50%
Variable Interest Entity subsidiary ownership percentage		100.00%
Variable Interest Entity revenue	158,559
Variable Interest Entity pre-tax loss	27,907
Variable Interest Entity assets	127,436
Revolving Credit Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	0		0
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	0		0
Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	654,554		658,281
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	654,554		658,281
Delayed Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	244,236		245,627
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	244,236		245,627
Incremental Term Loan Facility [Member]
Subsequent Event [Line Items]
2007 Credit Facility, outstanding debt balance	268,660		270,190
Long-term debt, 2007 Credit Facility Claims used for Cash Out offer	268,660		270,190
Interest Rate Swap 1 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	100,000
Interest rate swap execution date	Feb. 27, 2007
Interest Rate Swap 1 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	200,000
Interest rate swap execution date	Apr. 13, 2007
Interest Rate Swap 2 [Member] | Credit Facility 2007 [Member]
Subsequent Event [Line Items]
Notional amount	250,000
Interest rate swap execution date	Apr. 04, 2007
Interest Rate Swap 2 [Member] | First Amendment 2007 Credit Facility [Member]
Subsequent Event [Line Items]
Notional amount	$ 75,000
Interest rate swap execution date	Sep. 18, 2007